Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment
Property and Equipment

(3) Property and Equipment

        Property and equipment consist of the following:

(in thousands):	December 31, 2011	December 31, 2010
Land	$1,770	$1,770
Buildings and leasehold improvements	56,642	51,156
Office, computer, and telephone equipment	63,485	43,492
Medical and medical testing equipment	236,041	214,712
Automobiles and vans	1,450	1,246

	359,388	312,376
Less accumulated depreciation	(126,742)	(84,202)

	232,646	228,174
Construction-in-progress	3,946	1,491
Foreign currency translation	(181)	—

	$236,411	$229,665

        During the fourth quarter of 2011 and 2010, the Company impaired certain leasehold improvements and other fixed assets of approximately $0.8 million and $3.5 million, respectively for planned closings of certain offices in California, Maryland and Michigan.